Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				6 Months Ended
	Jul. 25, 2025 USD ($) $ / shares shares	Jul. 22, 2025 USD ($)	Apr. 01, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Working capital deficit (in Yuan Renminbi) | ¥				¥ 1,819,356
Net operating cash outflow (in Yuan Renminbi)				¥ (110,084)	$ (15,367)	¥ (103,786)
Warrants term				5 years	5 years
Warrant [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares							$ 0.6
US [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Exchange rate				1			1
RMB [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Exchange rate				7.1636			7.1636
Jeethen International Co., Limited [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Software acquired (in Dollars) | $			$ 10,850,000
Subsequent Event [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.254
Working capital (in Dollars) | $	$ 2,000,000
Issuance of shares | shares	787,401.5
Price per unit (in Dollars per share) | $ / shares	$ 0.254
Subsequent Event [Member] | Warrant [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Warrant issued | shares	1
Subsequent Event [Member] | First Winner Management Limited [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Equity interests sold amount (in Dollars) | $		$ 1
Class A Ordinary Shares [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Ordinary shares issued | shares				230,036,532			230,036,532	58,730,507
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.001		$ 0.001
Ordinary shares value (in Dollars)				¥ 1,600			$ 223	¥ 370
Number of shares issued for exchange | shares			135,625,000
Price per unit (in Dollars per share) | $ / shares			$ 0.08
Class A Ordinary Shares [Member] | Jeethen International Co., Limited [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Ordinary shares issued | shares			25,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.08
Ordinary shares value (in Dollars) | $			$ 2,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Ordinary shares issued | shares	1
First Winner Management Limited [Member] | Subsequent Event [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Equity interests wholly-owned subsidiaries		100.00%